Financial Risk Management - Analysis of the Age of Receivables from Financial Services that are Past Due (Detail) - JPY (¥) ¥ in Millions		Mar. 31, 2026	Mar. 31, 2025
Disclosure of financial assets that are either past due or impaired [line items]
Receivables from financial services		¥ 9,893,496	¥ 8,928,617
Retail [member]
Disclosure of financial assets that are either past due or impaired [line items]
Receivables from financial services	[1]	8,903,853	8,034,504
Wholesale [member]
Disclosure of financial assets that are either past due or impaired [line items]
Receivables from financial services		855,798	746,066
Financial assets past due [member]
Disclosure of financial assets that are either past due or impaired [line items]
Receivables from financial services		665,706	536,013
Financial assets past due [member] | Less than 30 days past due [member]
Disclosure of financial assets that are either past due or impaired [line items]
Receivables from financial services		484,559	397,887
Financial assets past due [member] | 30-59 days past due [member]
Disclosure of financial assets that are either past due or impaired [line items]
Receivables from financial services		117,583	92,666
Financial assets past due [member] | 60-89 days past due [member]
Disclosure of financial assets that are either past due or impaired [line items]
Receivables from financial services		30,127	23,492
Financial assets past due [member] | 90 days and greater past due [member]
Disclosure of financial assets that are either past due or impaired [line items]
Receivables from financial services		33,437	21,968
Financial assets past due [member] | Retail [member]
Disclosure of financial assets that are either past due or impaired [line items]
Receivables from financial services		643,006	515,826
Financial assets past due [member] | Retail [member] | Less than 30 days past due [member]
Disclosure of financial assets that are either past due or impaired [line items]
Receivables from financial services		462,863	378,755
Financial assets past due [member] | Retail [member] | 30-59 days past due [member]
Disclosure of financial assets that are either past due or impaired [line items]
Receivables from financial services		117,258	92,347
Financial assets past due [member] | Retail [member] | 60-89 days past due [member]
Disclosure of financial assets that are either past due or impaired [line items]
Receivables from financial services		30,069	23,455
Financial assets past due [member] | Retail [member] | 90 days and greater past due [member]
Disclosure of financial assets that are either past due or impaired [line items]
Receivables from financial services		32,816	21,269
Financial assets past due [member] | Finance lease [member]
Disclosure of financial assets that are either past due or impaired [line items]
Receivables from financial services		2,992	2,821
Financial assets past due [member] | Finance lease [member] | Less than 30 days past due [member]
Disclosure of financial assets that are either past due or impaired [line items]
Receivables from financial services		2,043	1,921
Financial assets past due [member] | Finance lease [member] | 30-59 days past due [member]
Disclosure of financial assets that are either past due or impaired [line items]
Receivables from financial services		298	265
Financial assets past due [member] | Finance lease [member] | 60-89 days past due [member]
Disclosure of financial assets that are either past due or impaired [line items]
Receivables from financial services		53	21
Financial assets past due [member] | Finance lease [member] | 90 days and greater past due [member]
Disclosure of financial assets that are either past due or impaired [line items]
Receivables from financial services		598	614
Financial assets past due [member] | Wholesale [member]
Disclosure of financial assets that are either past due or impaired [line items]
Receivables from financial services		19,708	17,366
Financial assets past due [member] | Wholesale [member] | Less than 30 days past due [member]
Disclosure of financial assets that are either past due or impaired [line items]
Receivables from financial services		19,653	17,211
Financial assets past due [member] | Wholesale [member] | 30-59 days past due [member]
Disclosure of financial assets that are either past due or impaired [line items]
Receivables from financial services		27	54
Financial assets past due [member] | Wholesale [member] | 60-89 days past due [member]
Disclosure of financial assets that are either past due or impaired [line items]
Receivables from financial services		5	16
Financial assets past due [member] | Wholesale [member] | 90 days and greater past due [member]
Disclosure of financial assets that are either past due or impaired [line items]
Receivables from financial services		¥ 23	¥ 85

[1]	The tables above represent the gross amounts of retail receivables by stages of ECL model since the expected credit losses are measured collectively by our finance subsidiaries and the balances of those receivables are not directly allocated to the risk ratings.